Payables and Other Liabilities	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Payables and Other Liabilities
20. Payables and Other Liabilities
Payables and other liabilities related to continuing operations consisted of the following (in thousands):

	December 31, 2022	December 31, 2021
Accrued liabilities	$56,302	$77,307
GNMA reverse mortgage buyout payable	41,768	31,274
Lease liabilities (Note 21 - Leases)	34,391	31,364
Accrued compensation expense	19,333	28,834
Liability for loans eligible for repurchase from GNMA	15,631	7,956
Deferred purchase price liabilities	3,918	34,764
Warrant liability	1,117	5,497
Deferred tax liability, net (Note 28 - Income Taxes)	887	18,413
Derivative liabilities (Note 13 - Derivative and Risk Management Activities)	385	25,049
Total payables and other liabilities	$173,732	$260,458

Warrants
Prior to the Business Combination, Replay issued 28,750,000 units, consisting of one ordinary share and one-half of one redeemable warrant (each, a “Public Warrant” or “Warrant”), resulting in 14,375,000 Public Warrants. Each Warrant is now exercisable for a share of FoA Class A Common Stock. As of both December 31, 2022 and December 31, 2021, there were 14,375,000 Public Warrants outstanding.
The Warrants will expire April 1, 2026, five years after the completion of the Business Combination. The Company may call the Warrants for redemption:
•in whole and not in part;
•at a price of $0.01 per warrant;
•upon a minimum of 30 days’ prior written notice of redemption;
•if, and only if, the last reported closing price of the Class A Common Stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.
Each Warrant entitles the holder to purchase one ordinary share at a price of $11.50 per share, subject to adjustment for reorganization and/or an extraordinary dividends event, as described in the warrant agreement.
If the Company calls the Warrants for redemption, management will have the option to require all holders that wish to exercise the Warrants to do so on a “cashless basis,” as described in the warrant agreement.
The Company has determined that the Warrants are subject to treatment as a liability. As of December 31, 2022 and December 31, 2021, the Warrants had a fair value of $1.1 million and $5.5 million, respectively. These liability-classified Public Warrants are anti-dilutive and thus have no impact on diluted EPS.